Net interest income	12 Months Ended
Dec. 31, 2022
Net interest income
5 Net interest income
in	2022	2021	2020
Net interest income (CHF million)
Loans	5,887	5,049	5,733
Investment securities	14	1	3
Trading assets, net of trading liabilities [1]	2,539	2,838	3,158
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,135	1,172	1,596
Other	1,676	598	771
Interest and dividend income	12,251	9,658	11,261
Deposits	(1,746)	(159)	(1,113)
Short-term borrowings	(131)	(86)	(166)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(768)	(812)	(907)
Long-term debt	(3,590)	(2,518)	(2,753)
Other	(675)	(272)	(374)
Interest expense	(6,910)	(3,847)	(5,313)
Net interest income	5,341	5,811	5,948
1 Interest and dividend income is presented on a net basis to align with the presentation of trading revenues for trading assets and liabilities.

Bank
Net interest income
5 Net interest income
in	2022	2021	2020
Net interest income (CHF million)
Loans	5,900	4,993	5,694
Investment securities	14	1	3
Trading assets, net of trading liabilities [1]	2,540	2,839	3,158
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,135	1,172	1,596
Other	1,676	588	769
Interest and dividend income	12,265	9,593	11,220
Deposits	(1,749)	(151)	(1,107)
Short-term borrowings	(227)	3	(170)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(769)	(812)	(908)
Long-term debt	(3,438)	(2,437)	(2,702)
Other	(685)	(271)	(373)
Interest expense	(6,868)	(3,668)	(5,260)
Net interest income	5,397	5,925	5,960
1 Interest and dividend income is presented on a net basis to align with the presentation of trading revenues for trading assets and liabilities.